Information by business segment and geographic area (Details 3) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 5,264	$ 5,029
Intangible assets	9,422	8,953
Property, plant and equipment	46,399	43,625	$ 44,293	$ 39,984
Total	61,085	57,607
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	2,812	2,593
Intangible assets	9,414	8,944
Property, plant and equipment	36,795	33,755
Total	49,021	45,292
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	6	8
Property, plant and equipment	7,805	8,054
Total	7,811	8,062
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3	4
Total	3	4
Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,865	1,842
Property, plant and equipment	70	63
Total	1,935	1,905
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1	1
Property, plant and equipment	2	3
Total	3	4
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	598	623
Total	598	623
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1
Property, plant and equipment	590	617
Total	591	617
Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	587	594
Property, plant and equipment	536	506
Total	$ 1,123	$ 1,100